united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Kevin Wolf, Gemini Fund Services, LLC

4221 North 203rd Street, Suite 100, Elkhorn, Nebraska 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 5/31

Date of reporting period: 2/28/2020

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020
Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 54.6%	Interest	Maturity
	U.S. TREASURY BILLS - 54.6%	Rate ^	Date
4,000,000	United States Treasury Bill + ++	0.00%	4/23/2020	$ 3,992,191
35,000,000	United States Treasury Bill ++	0.00%	5/7/2020	34,916,888
	TOTAL SHORT-TERM INVESTMENTS (Cost $38,892,716)			38,909,079

	TOTAL INVESTMENTS - 54.6% (Cost $38,892,716)			$ 38,909,079
	OTHER ASSETS LESS LIABILITIES - 45.4% (a)			32,394,912
	NET ASSETS - 100.0%			$ 71,303,991

(a) Includes unrealized gain/loss on derivative contracts.
^ Zero Coupon Bond.
+ A portion of this investment is a holding of the Longboard Fund Limited and held as a margin for the futures.
++ A portion of this investment is held as a margin for the futures and forward trading.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2020
Open Long Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
61	3 Mo Euro (Euribor)	Dec-20	$ 16,995,662	$ 24,232
452	90 Day Euro$ Future	Mar-20	111,088,613	374,588
201	90 Day Sterling Future	Dec-20	32,401,572	53,553
24	Amsterdam IDX Index Future	Mar-20	3,236,253	(439,644)
155	AUST 3YR Bond Future	Mar-20	12,386,284	112,990
34	AUST 10YR Bond Future	Jun-20	3,392,187	104,744
430	Bankers Acceptance Future	Jun-20	79,438,076	176,526
54	CAC 40 10 Euro Future	Mar-20	3,538,507	(441,205)
119	Cocoa Future +	May-20	3,342,710	(163,030)
108	Cocoa Future ICE +	May-20	2,832,870	(92,488)
75	Crude Palm Oil Future +	May-20	1,260,322	(209,439)
20	Dax Index	Mar-20	7,428,514	(819,706)
175	Euro STOXX 50	Mar-20	7,298,018	(812,312)
30	Euro BTP Future	Mar-20	4,744,899	103,092
54	Euro Bund Future	Mar-20	10,340,741	280,715
18	Euro Buxl Future	Mar-20	4,095,282	286,764
24	FTSE/MIB Index Future	Mar-20	3,149,973	(197,419)
20	Gold 100 oz +	Apr-20	3,176,800	(43,400)
41	Gold Future +	Dec-20	2,036,528	88,224
43	IBEX-35 Index	Mar-20	4,647,459	(611,204)
96	Long Gilt Future	Jun-20	16,684,216	104,553
3	Lumber Future +	May-20	151,140	(15,543)
59	MSCI Taiwan Index	Mar-20	2,606,030	(121,540)
16	Nasdaq 100 E-Mini	Mar-20	2,754,304	(49,024)
161	Nikkei 225 Mini	Mar-20	3,514,303	(421,834)
138	OMXS30 Index	Mar-20	2,665,339	(311,448)
5	Palladium Future +	Jun-20	1,313,880	(68,330)
39	Platinum Future +	Dec-20	611,954	(62,175)
77	Platinum Future TCOM +	Apr-20	3,561,650	(232,555)
87	Rapeseed Euro +	May-20	1,958,008	(113,741)
10	Rough Rice Future +	May-20	270,600	1,400
36	S&P/TSX 60 IX Future	Mar-20	5,555,927	(234,498)
28	S&P 500 E-Mini Future	Mar-20	4,478,040	(346,500)
34	Silver Future +	May-20	3,071,950	(274,260)
18	SPI 200 Index Future	Mar-20	2,095,624	(119,733)
267	Sugar #11 Future +	May-20	4,463,480	(235,055)
279	US 2YR NOTE (CBT)	Jun-20	60,604,031	309,481
197	US 5YR NOTE (CBT)	Jun-20	23,930,883	250,867
59	US 10YR NOTE (CBT)	Jun-20	7,831,516	118,734
27	US Long Bond Future	Jun-20	4,478,203	118,547
12	US Ultra Bond	Jun-20	2,409,188	80,813
203	Wheat Future +	May-20	5,546,975	(218,225)
94	White Sugar +	May-20	1,929,905	(65,885)
Net Unrealized Depreciation from Open Long Futures Contracts				$ (4,130,370)
+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FUTURES CONTRACTS
February 29, 2020
Open Short Future Contracts	Description	Expiration	Notional Value	Unrealized Appreciation/ (Depreciation)
(115)	Canola Future (WCE) +	May-20	$ (816,440)	$ 24,620
(132)	Coffee Robusta +	May-20	(1,695,980)	2,420
(96)	Copper Future +	May-20	(6,254,400)	158,400
(187)	Corn Future +	May-20	(3,592,738)	149,600
(16)	Frozen Concentrated OJ +	May-20	(240,960)	10,680
(40)	Lean Hogs +	Apr-20	(1,196,060)	199,660
(17)	LME Lead Future +	Mar-20	(765,213)	(19,763)
(103)	LME Pri Aluminum Future +	Mar-20	(4,574,056)	233,893
(4)	LME Tin Future +	Mar-20	(328,440)	2,900
(33)	LME Zinc Future +	Mar-20	(1,823,663)	163,938
(51)	Low Sulphur Gasoil Future +	Mar-20	(2,528,325)	279,225
(41)	Natural Gas Future +	Apr-20	(797,040)	106,600
(34)	NY Harbor ULSD Future +	Apr-20	(2,365,016)	255,431
(43)	Red Wheat Future +	May-20	(1,167,863)	33,738
(115)	Soybean Future +	May-20	(5,196,563)	63,250
(142)	Soybean Meal Future +	May-20	(4,218,820)	(120,700)
(40)	WTI Crude Future +	Apr-20	(1,827,660)	37,260
(41)	WTI Crude Future +	Apr-20	(1,874,820)	39,660
Net Unrealized Appreciation from Open Short Futures Contracts				$ 1,620,812

Net Unrealized Depreciation from Open Futures Contracts				$ (2,509,558)

+ All of this investment is a holding of the Longboard Fund Limited.

Longboard Managed Futures Strategy Fund
CONSOLIDATED PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
FOREIGN EXCHANGE CONTRACTS
February 29, 2020

As of February 29, 2020, Longboard Managed Futures Strategy Fund had the following open forward currency contracts:
Settlement Date	Amount to be Purchased		Amount to be Sold		Counterparty	Unrealized Appreciation/ (Depreciation)

3/18/2020	13,800,000	AUD	(1,051,684,200)	JPY	Jefferies Financial Services, Inc.	$ (857,483)
3/18/2020	1,200,000	AUD	(802,519)	USD	Jefferies Financial Services, Inc.	(28,533)
3/18/2020	2,400,000	AUD	(2,106,437)	CAD	Jefferies Financial Services, Inc.	(21,256)
3/18/2020	26,700,000	BRL	(6,046,196)	USD	Jefferies Financial Services, Inc.	(134,499)
3/18/2020	15,810,336	CAD	(17,400,000)	AUD	Jefferies Financial Services, Inc.	555,400
3/18/2020	17,800,000	CAD	(1,498,439,600)	JPY	Jefferies Financial Services, Inc.	(643,223)
3/18/2020	220,056,140	CZK	(9,700,000)	USD	Jefferies Financial Services, Inc.	(215,418)
3/18/2020	1,750,000	EUR	(1,478,330)	GBP	Jefferies Financial Services, Inc.	35,032
3/18/2020	1,250,000	EUR	(149,875,563)	JPY	Jefferies Financial Services, Inc.	(16,278)
3/18/2020	1,125,000	EUR	(1,220,765)	USD	Jefferies Financial Services, Inc.	16,178
3/18/2020	4,125,000	GBP	(7,898,488)	AUD	Jefferies Financial Services, Inc.	176,746
3/18/2020	12,498,014	GBP	(14,750,000)	EUR	Jefferies Financial Services, Inc.	(246,963)
3/18/2020	522,067,000	JPY	(7,000,000)	AUD	Jefferies Financial Services, Inc.	329,215
3/18/2020	1,104,057,931	JPY	(9,125,000)	EUR	Jefferies Financial Services, Inc.	211,305
3/18/2020	513,430,600	JPY	(6,800,000)	AUD	Jefferies Financial Services, Inc.	378,077
3/18/2020	275,000,000	MXN	(14,207,349)	USD	Jefferies Financial Services, Inc.	(349,836)
3/18/2020	11,079,150	NOK	(1,200,000)	USD	Jefferies Financial Services, Inc.	(30,224)
3/18/2020	15,800,000	NZD	(10,525,170)	USD	Jefferies Financial Services, Inc.	(723,659)
3/18/2020	29,500,000	PLN	(7,783,313)	USD	Jefferies Financial Services, Inc.	(301,012)
3/18/2020	515,000,000	RUB	(8,150,707)	USD	Jefferies Financial Services, Inc.	(502,379)
3/18/2020	10,713,395	SEK	(1,100,000)	USD	Jefferies Financial Services, Inc.	5,847
3/18/2020	6,767,743	USD	(9,800,000)	AUD	Jefferies Financial Services, Inc.	446,861
3/18/2020	8,123,625	USD	(7,250,000)	EUR	Jefferies Financial Services, Inc.	152,220
3/18/2020	10,420,858	USD	(15,800,000)	NZD	Jefferies Financial Services, Inc.	619,348
3/18/2020	7,672,302	USD	(29,500,000)	PLN	Jefferies Financial Services, Inc.	190,001
3/18/2020	9,700,000	USD	(221,955,400)	CZK	Jefferies Financial Services, Inc.	133,559
3/18/2020	9,800,000	USD	(89,130,020)	NOK	Jefferies Financial Services, Inc.	389,339
3/18/2020	8,100,000	USD	(75,573,599)	SEK	Jefferies Financial Services, Inc.	299,220
3/18/2020	703,510	USD	(13,500,000)	MXN	Jefferies Financial Services, Inc.	23,232
3/18/2020	627,467	USD	(12,000,000)	MXN	Jefferies Financial Services, Inc.	22,776
3/18/2020	681,527	USD	(42,500,000)	RUB	Jefferies Financial Services, Inc.	50,354
3/18/2020	682,967	USD	(75,000,000)	JPY	Jefferies Financial Services, Inc.	(12,939)
3/18/2020	6,254,246	USD	(26,700,000)	BRL	Jefferies Financial Services, Inc.	342,549
3/18/2020	7,154,107	USD	(134,000,000)	MXN	Jefferies Financial Services, Inc.	401,713
3/18/2020	568,914	USD	(62,500,000)	JPY	Jefferies Financial Services, Inc.	(11,008)
3/18/2020	5,583,869	USD	(25,200,000)	BRL	Jefferies Financial Services, Inc.	30,666
Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts						$ 714,928

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations, including commercial paper investments, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board").  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Longboard Managed Futures Strategy Fund
Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 38,909,079	$ -	$ 38,909,079
Forward Foreign Currency Exchange Contracts	-	714,928	-	714,928
Total	$ -	$ 39,624,007	$ -	$ 39,624,007
Liabilities *	Level 1	Level 2	Level 3	Total
Open Future Contracts	$2,509,558	$ -	$ -	$ 2,509,558
Total	$2,509,558	$ -	$ -	$ 2,509,558

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.
Consolidation of Subsidiaries – Longboard Managed Futures Strategy Fund ("LMFS") with Longboard Fund Limited ("LFL-CFC") – The Consolidated Portfolio of Investments includes the accounts of LFL-CFC, a wholly-owned and controlled subsidiary. All inter-company accounts and transactions have been eliminated in consolidation.

LMFS may invest up to 25% of its total assets in a controlled foreign corporation (“CFC”) which acts as an investment vehicle in order to effect certain investments consistent with LMFS's investment objectives and policies.

LFL-CFC utilizes commodity based derivative products to facilitate LMFS's pursuit of its investment objective. In accordance with its investment objective and through its exposure to the aforementioned commodity based derivative products, LMFS may have increased or decreased exposure to one or more of the risk factors defined in the Principal Investment Risks section of the LMFS Prospectus.

A summary of the LMFS's investments in the CFC is as follows:
	Inception Date of CFC	CFC Net Assets at February 29, 2020	% of Fund Net Assets at February 29, 2020
LFL-CFC	8/15/12	$9,761,775	13.69%

Foreign Currency - All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Futures Contracts – The Fund is subject to equity price risk, interest rate risk, commodities risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.  Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).  During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If a Fund is unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Forward Currency Contracts – As foreign securities are purchased, a Fund generally enters into forward currency exchange contracts in order to hedge against foreign currency exchange rate risks.  The market value of the contract fluctuates with changes in currency exchange rates.  The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss.  As foreign securities are sold, a portion of the contract is generally closed and the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Realized gains and losses from contract transactions are included as a component of net realized gains (losses) from foreign currency transactions in the Statements of Operations.

The value of the derivative instruments outstanding as of February 29, 2020, as disclosed in the Portfolio of Investments and the amount of unrealized gains and losses on derivative instruments during the period as disclosed above serve as an indicator of the volume of derivative activity for the fund.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 40,177,941	$ 9,192,461	$ (12,255,953)	$ (3,063,492)

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal ($)				Fair Value
	SHORT-TERM INVESTMENTS - 58.5%	Interest	Maturity
	U.S. TREASURY BILLS - 58.5%	Rate ^	Date
6,400,000	United States Treasury Bill +	0.00%	4/23/2020	$ 6,387,506
	TOTAL SHORT-TERM INVESTMENTS (Cost $6,385,973)			6,387,506

	TOTAL INVESTMENT - 58.5% (Cost $6,385,973)			$ 6,387,506
	OTHER ASSETS LESS LIABILITIES - 41.5% (a)			4,534,361
	NET ASSETS - 100.0%			$ 10,921,867

(a) Includes unrealized appreciation on swap contract.
^ Zero Coupon Bond.
+ All or a portion of this investment is held as collateral for swaps.

SWAP CONTRACTS

Notional Value at February 29, 2020	Description	Counterparty	Fixed Rate Paid	Variable Rate Received	Maturity Date	Unrealized Appreciation
$11,096,100	Longboard USD Total Return Swap A	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/26/2020	$2,121,229

1,209,027	Longboard USD Total Return Swap B	Scotiabank	N/A	1m Libor + 40 bps on Longs; 1m Libor - (35-60bps) for General Collateral Shorts	3/22/2021	476,415
Total Net Unrealized Appreciation on Financial Index Swap Contract						$2,597,644

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 29, 2020.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

REFERENCE
DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Beverages-Non-Alcoholic
PepsiCo, Inc.	445	58,753	$ 5,447

Building & Construction Production-Miscellaneous
Armstrong World Industries	715	71,607	20,034

Building-Heavy Construction
SBA Communications Corp.	217	57,525	18,061

Commercial Services-Finance
Automatic Dada Processing, Inc.	396	61,277	1,232

Commercial Services
CoStar Group, Inc.	88	58,748	18,584

Computer Services
EPAM Systems, Inc.	288	64,282	22,723

Computers-Integrated Systems
Agilysys, Inc.	1,842	59,183	33,432

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Consulting Services
Booz Allen Hamilton Holding Corp.	1,039	74,081	$ 19,055

Cosmetics & Toiletries
Procter & Gamble Co.	520	58,880	11,840

Data Processing & Management
Paychex, Inc.	774	59,970	2,368

Diversified Manufacturing
Intersoll-Rand PLC	529	68,262	12,627

Electric Products Miscellaneous
AMETEK, Inc.	770	66,220	2,949

Electric-Integrated
Black Hills Corp.	807	58,265	1,767
CMS Energy Corp.	951	57,459	11,488
Eversource Energy	711	61,473	15,960
Hawaiian Electric Industries, Inc.	1,350	57,834	7,768
Southern Co.	1,212	73,156	13,356
Xcel Energy, Inc.	912	56,836	11,688
			62,027
Electronic Design Automation
Synopsys, Inc.	466	64,275	15,779

Electronics Security Devices
Allegion PLC	555	63,819	12,066

Finance-Commercial
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,925	65,354	21,060

Finance-Consumer Loans
Santander Consumer USA Holdings Inc	2,549	62,196	7,596

Food-Confectionery
Hershey Co.	523	75,307	16,600

Food-Miscellaneous/Diversified
Mondelez International, Inc.	1,441	76,085	9,986

Gas-Distribution
Sempra Energy	459	64,159	9,524

Insurance Brokers
Aon PLC	347	72,176	13,703
Willis Towers Watson PLC	378	71,537	9,919
			23,622
Internet Telephony
RingCentral, Inc,	300	70,725	51,690

Medical Products
Baxter International, Inc.	809	67,527	4,676
Teleflex, Inc.	170	56,953	10,710
			15,386
Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Additional Information — LongBoard USD Total Return Swap A - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Medical Sterilization Products
STERIS Corp.	360	57,103	$ 18,241

Medical-Drugs
Zoetis, Inc.	533	71,012	20,371

Patient Monitoring Equipment
Masimo Corp.	348	56,839	12,921

Pipelines
ONEOK, Inc.	932	62,183	(1,799)

Real Estate Management/Services
Safety Income & Growth, Inc.	1,160	63,359	41,076

REITS-Apartments
Invitation Homes, Inc.	2,727	78,238	12,899
Mid-America Apartment Communities, Inc.	588	76,005	15,464
			28,363
REITS-Diversified
American Assets Trust, Inc.	1,552	64,330	(2,794)
American Tower Corp.	269	61,009	17,334
Lamar Advertising Co.	687	57,529	2,590
			17,130
REITS-Manufactured Homes
Sun Communities, Inc.	386	59,012	24,669

REITS-Office Property
Alexandria Real Estate Equities, Inc.	461	70,017	10,506
Boston Properties, Inc.	484	62,407	(3,470)
Douglas Emmett, Inc.	1,603	61,203	(3,959)
Equity Commonwealth	1,878	59,082	4,226
			7,303
REITS-Single Tenant
Realty Income Corp.	831	60,156	5,697

REITS-Warehouse/Industry
First Industrial Realty Trust, Inc.	1,607	61,870	8,131

Respiratory Products
ResMed, Inc.	384	57,360	16,631

Schools
Bright Horizons Family Solutions, Inc.	365	57,360	17,458

Telephone-Integrated
GCI Liberty, Inc.	866	59,849	11,734

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
The following table represents the top 50 individual positions and related values within the total return basket swap as of February 29, 2020.
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

DESCRIPTION	Shares	Notional (a)	Net Unrealized Appreciation (Depreciation)
Common Stock
Aerospace/Defense
Lockheed Martin Corp.	171	63,248	$ 3,398
Teledyne Technologies, Inc.	243	81,969	20,806
			24,204
Cable TV
Charter Communications, Inc.	154	64,605	11,136
Liberty Broadband Corp. - A	582	71,982	11,221
Liberty Broadband Corp. - C	581	73,142	12,677
			35,034
Commercial Service-Finance
Moody's Corp.	1,066	75,942	6,044
IHS Markit Ltd.	325	78,010	17,303
S&P Global, Inc.	286	76,050	14,700
			38,047
Commercial Services
Cintas Corp.	283	75,487	14,841

Computer Services
Accenture PLC	410	74,042	1,673
Genpact Ltd.	1,805	69,420	6,985
Leidos Holdings, Inc.	822	84,378	23,246
			31,904

Data Processing/Management
Fiserv, Inc.	613	67,038	13,359
Pegasystems, Inc.	772	69,866	18,142
			31,501

Diversified Manufact Op
Carlisle Cos., Inc.	484	70,320	8,518

Electric-Integrated
Consolidated Edison, Inc.	873	68,810	(6,111)
MDU Resources Group, Inc.	2,249	62,365	(2,316)
			(8,427)
Enterprise Software/Serv
Black Knight, Inc.	1,095	73,047	11,727

Finance-Other Services
NASDAQ OMX Group, Inc.	673	69,016	4,233

Garden Products
Toro Co.	895	63,930	(967)

Hotels & Motels
Choice Hotels International, Inc.	705	64,354	5,351

Instruments-Controls
Honeywell International, Inc.	436	70,706	366

Longboard Alternative Growth Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
February 29, 2020

Additional Information — LongBoard USD Total Return Swap B - Underlying Basket Disclosure *
* This investment is a not a direct holding of the Longboard Alternative Growth Fund. The top 50 holdings were determined based on the absolute notional values of the positions within the underlying swap basket.

			Net Unrealized Appreciation (Depreciation)
DESCRIPTION	Shares	Notional (a)
Insurance Brokers
Brown & Brown, Inc.	1,955	84,085	$ 22,307

Internet Connectivity Services
Cogent Communications Holdings, Inc.	915	66,804	16,287

Machinery-General Industry
IDEX Corp.	435	64,380	(3,445)

Medical Products
West Pharmaceuticals Services, Inc.	421	63,386	11,540

Medical-Outpatient/Home Medicine
Chemed Corp.	151	63,061	13,057

Multi-line Insurance
Allstate Corp.	638	67,150	1,908
Assurant, Inc.	558	67,289	6,400
			8,308
Property/Casualty Insurance
Arch Capital Group Ltd.	1,713	69,257	10,946
Chubb Corp.	430	62,363	(2,834)
RLI Corp.	777	62,455	1,259
			9,371
Reinsurance
RenaissanceRe Holdings Ltd.	442	75,317	8,862

REITS-Apartments
American Homes 4 Rent	2,747	71,120	6,181

REITS-Diversified
Outfront Media, Inc.	2,461	64,823	6,029
VICI Properties, Inc.	3,400	85,204	10,710
			16,739
REITS-Health Care
Healthcare Trust of America, Inc.	2,092	65,145	3,243
Universal Health Realty Income Trust	579	62,370	15,656
			18,899
REITS-Mortgage
Invesco Mortgage Capital, Inc.	4,856	78,084	732
KKR Real Estate Finance Trust, Inc.	3,915	76,891	(157)
Western Asset Mortgage Capital Corp.	6,874	68,877	(2,062)
			(1,487)
REITS-Office Property
Easterly Government Properties, Inc.	3,017	71,714	10,378

REITS-Storage
Life Storage, Inc.	629	67,875	4,359

Retail-Discount
Costco Wholesale Corp.	251	70,566	9,320
WalMart, Inc.	616	66,331	439
			9,759
S&L/Thrifts-Central US
TFS Financial Corp.	3,674	75,097	10,000

Transportation-Rail
Kansas City Southern	417	62,834	11,105

Open Short Positions
Exchange Traded Funds
iShares Russell 2000 ETF	98,738	14,448,332	1,040,139
SPDR S&P 500 ETF Trust	12,454	3,689,622	76,254
SPDR S&P MidCap 400 ETF Trust	10,394	3,441,349	267,234
			1,383,627

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update "ASU" 2013-08.

Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Investments in swap contracts are priced daily based on the underlying equity securities held in the swap. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Forward foreign currency exchange contracts (“forward currency contracts”) are valued at the forward rate. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Swap Agreements – The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may hold equities subject to equity price risk. The Fund may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These would be two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments.

The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.   Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments.   The Fund amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statement of Operations. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of its current obligation under any swap transaction.

Futures Contracts: Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation.

A Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Trust's Board of Trustees (the "Board") .  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process - As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of February 29, 2020 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
U.S. Treasury Bills	$ -	$ 6,387,506	$ -	$ 6,387,506
Swap Contracts	-	2,597,644	-	2,597,644
Total	$ -	$ 8,985,150	$ -	$ 8,985,150

The Fund did not hold any Level 3 securities during the period.
* See Portfolio of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
$ 6,385,973	$ 2,599,177	$ -	$ 2,599,177

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/28/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Executive Officer/President

Date 4/28/2020

By

*/s/ Erik Naviloff

Erik Naviloff, Principal Financial Officer/Treasurer

Date 4/28/2020